Other Income and Other Expense - Major Expense Classifications Comprising of Other Expense Line Item in Income Statement (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Advertising	$ 573	$ 642	$ 551
Office Supplies	1,007	1,171	973
Professional fees	1,039	1,027	1,668
FDIC and State Assessment	879	669	274
Telephone Expense	520	578	501
Postage and Freight	618	548	(49)
Loan Collection Expense	89	236	286
Other Losses	295	291	73
Debit Card/ATM expense	733	612	551
Write down on OREO	914	230	0
Other expenses	2,172	2,356	2,602
Total Other Expense	$ 8,839	$ 8,360	$ 7,430